INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2019
INVESTMENT SECURITIES
INVESTMENT SECURITIES

NOTE 9 – INVESTMENT SECURITIES

Balances of investment securities comprise the following as of December 31, 2019 and 2018:

	Note	December 31, 2019		December 31, 2018

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	10,102	Ps.	31,256
Investments in debt securities at FVOCI	9.2		21,608,992		18,935,757
Investments in debt securities at amortized cost	9.3		3,053,862		2,972,616
Investments in equity securities at FVOCI	9.4		1,328,092		1,090,601
		Ps.	26,001,048	Ps.	23,030,230

Loss impairment
Investments in debt securities at amortized cost	4.1.5		(737)		(71)
		Ps.	(737)	Ps.	(71)
Total investment securities net		Ps.	26,000,311	Ps.	23,030,159

9.1          Investments in debt securities mandatorily at FVTPL

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding.

	December 31, 2019		December 31, 2018

Others		10,102		31,256
Total investments in debt securities mandatorily at FVTPL	Ps.	10,102	Ps.	31,256

9.2          Investments in debt securities at FVOCI

The following table includes investments in debt securities at FVOCI as of December 31, 2019 and 2018:

December 31, 2019

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	11,556,588	Ps.	118,746	Ps.	(31,392)	Ps.	11,643,942	Ps.	3,476
Securities issued or secured by other Colombian Government entities		448,710		17,654		(686)		465,678		482
Securities issued or secured by foreign Governments		4,777,822		219,998		(390)		4,997,430		25,132
Securities issued or secured by central banks		969,832		2,354		(2,091)		970,095		1,210
Securities issued or secured by other financial entities		3,033,397		22,451		(923)		3,054,925		2,850
Securities issued or secured by non-financial sector entities		34,325		515		—		34,840		38
Others		434,719		7,411		(48)		442,082		892
Total debt securities at FVOCI	Ps.	21,255,393	Ps.	389,129	Ps.	(35,530)	Ps.	21,608,992	Ps.	34,080

December 31, 2018

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	10,517,512	Ps.	65,724	Ps.	(57,462)	Ps.	10,525,774	Ps.	446
Securities issued or secured by other Colombian Government entities		496,936		3,581		(2,882)		497,635		422
Securities issued or secured by foreign Governments		3,042,595		9,209		(36,248)		3,015,556		14,457
Securities issued or secured by central banks		1,133,337		1,058		(2,655)		1,131,740		6,154
Securities issued or secured by other financial entities		3,352,299		3,191		(47,010)		3,308,480		8,623
Securities issued or secured by non-financial sector entities		278,838		156		(69,054)		209,940		68,657
Others		251,878		121		(5,367)		246,632		258
Total debt securities at FVOCI	Ps.	19,073,395	Ps.	83,040	Ps.	(220,678)	Ps.	18,935,757	Ps.	99,017

The following table shows amounts reclassified to profit or loss from OCI before taxes, related to fixed income investments debt securities measured at FVOCI:

	December 31, 2019		December 31, 2018
Redemptions or sales		232,738		43,574
ECL allowance		53,511		31,809
Total reclassified to profit or loss	Ps.	286,249	Ps.	75,383

9.3          Investments in debt securities at amortized cost

The following table includes investments in debt securities at amortized cost as of December 31, 2019 and 2018:

Debt securities	December 31, 2019		December 31, 2018
Securities issued or secured by other Colombian Government entities	Ps.	3,029,802	Ps.	2,931,172
Securities issued or secured by foreign Governments		23,043		32,321
Securities issued or secured by other financial entities		1,017		9,123
Total debt securities at amortized cost	Ps.	3,053,862	Ps.	2,972,616

The following is a summary of investments in debt securities at amortized cost by maturity dates:

	December 31, 2019		December 31, 2018

Up to 1 month	Ps.	693,328	Ps.	671,047
More than 1 month and no more than 3 months		12,787		12,787
More than 3 months and no more than 1 year		2,347,747		2,287,755
More than 1 year and no more than 5 years		—		1,027
Total	Ps.	3,053,862	Ps.	2,972,616

9.4          Investments in equity securities at fair value through OCI

The following is the balance at December 31, 2019 and 2018.

December 31, 2019

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	593,573	Ps.	720,402	Ps.	(4,439)	Ps.	1,309,536
In foreign currency
Corporate stock		12,465		6,091		—		18,556
Total equity securities	Ps.	606,038	Ps.	726,493	Ps.	(4,439)	Ps.	1,328,092

December 31, 2018

	Cost		Unrealized Gain		Unrealized Losses		Fair Value

In Colombian Pesos
Corporate Stock	Ps.	593,611	Ps.	476,023	Ps.	(3,314)	Ps.	1,066,320
In foreign currency
Corporate Stock		12,717		11,571		(7)		24,281
Total equity securities	Ps.	606,328	Ps.	487,594	Ps.	(3,321)	Ps.	1,090,601

Variations in fair values fundamentally reflect variations in the performance of companies and market conditions mainly due to changes in interest rates and other economic trends in the country where the investment is held. At December 31, 2019 and 2018 Grupo Aval considers that there is no evidence of deterioration.

The details of equity instruments through OCI as of December 31, 2019 and 2018 are as follows.

Entity (*)	December 31, 2019		December 31, 2018
Empresa de Energia de Bogota S.A. E.S.P.	Ps.	1,055,163	Ps.	841,279
Gas Natural S.A. ESP		45,945		43,460
Mineros S.A.		72,638		45,706
Bolsa de Valores de Colombia S.A.		46,817		48,351
Sociedades Portuarias		29,840		28,897
Master Card (**)		—		7,526
Others		77,689		75,382
Total	Ps.	1,328,092	Ps.	1,090,601

(*)    These investments in equity securities have been designated as FVOCI considering that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.

(**)    During the second half of 2019, Banco de Occidente carried out the sale of its investment in Master Card Colombia, which led to a profit of Ps. 11,329. Given the investment had been classified as measured at fair value with changes in other comprehensive income, this realized gain was recognized directly in retained earnings and did not affect the result of the period.

For the years ended December 31, 2019 and 2018, dividends from these equity investments in the amount of Ps. 84,686 and Ps. 71,487 respectively, were recognized in profit or loss in other income line (see note 30).

9.5          Investment in debt at FVOCI and amortized cost securities pledged as collateral

The following is a list of debt securities at FVOCI and amortized cost that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

9.5.1 Investment in debt securities through OCI

	December 31,		December 31,
	2019		2018
Pledged as collateral in money market operations
Securities issued or secured by foreign Governments	Ps.	—	Ps.	202,300
Securities issued or secured by Colombian Government		6,116,290		3,195,548
Securities issued or secured by other Colombian Government entities		24,554		63,605
Securities issued or secured by other financial entities		42,068		57,182
Others		40,536		39,602
	Ps.	6,223,448	Ps.	3,558,237
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government		158,850		1,087
	Ps.	158,850	Ps.	1,087
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government		439,160		471,579
	Ps.	439,160	Ps.	471,579
Other collaterals
Securities issued or secured by central banks		167,042		167,634
	Ps.	167,042	Ps.	167,634
	Ps.	6,988,500	Ps.	4,198,537

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

9.5.2 Investment in debt securities at amortized cost

	December 31,		December 31,
	2019		2018
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	323,954	Ps.	—
	Ps.	323,954	Ps.	—
	Ps.	323,954	Ps.	—